1 BUSINESS OPERATIONS	12 Months Ended
Apr. 30, 2012
Notes to Financial Statements
1 BUSINESS OPERATIONS

1. BUSINESS OPERATIONS

Razor Resources Inc. (the “Company”) was incorporated on February 23, 2001 under the Company Act of the State of Nevada, U.S.A., to pursue mineral exploration. The inception date is February 15, 2002 and the fiscal year end of the Company is April 30.

On February 9, 2010, the Company entered into a share exchange agreement with Compania Minera Cerros Del Sur, S.A. (“Compania Minera”), a Honduran corporation, and a shareholder of Compania Minera. The closing of the transactions contemplated in the share exchange agreement and the acquisition of 99% of the issued and outstanding common stock in the capital of Compania Minera occurred on February 9, 2010. In accordance with the closing of the share exchange agreement, the Company issued 35,500,000 shares of its common stock to a former stockholder of Compania Minera in exchange for the acquisition, by the Company, of 99% of the issued and outstanding shares of Compania Minera. Also, pursuant to the terms of the share exchange agreement, certain stockholders of the Company cancelled 34,000,000 restricted shares of the Company’s common stock.

Compania Minera was organized on October 2, 1975 and recorded in the Honduran commerce register under number 1091-275, as a variable equity – Limited Liability Company for an undefined period of time, in accordance with Honduran law. On August 12, 2004, Compania Minera became into a variable equity –Joint-Stock company and recorded in the Honduran commerce register under number 98-566. Compania Minera is based in Tegucigalpa and its major activity is the mining prospecting, exploring, exploding and commercialization and other related commercial activities.

Razor Resources Inc. (the Company) has received notification that the Company is in default of its Amended Stock Exchange Agreement (the Agreement) dated November 26, 2010 between the Company, Compania Minera Cerros Del Sur S.A. (Cerros) and Mayan Gold, Inc. (Mayan). The Company was not successful in its efforts to raise the necessary funds as stipulated in the Agreement and therefore the Company is technically in default with Cerros and Mayan. In the event of a termination of the Agreement, the Company will effectively lose the majority of its ownership of the Clavo Rico mine which is the only asset of the Company. The Company is currently in discussions with Mayan and Cerros to renegotiate this matter. There can be no assurances the Company will be successful in retaining its ownership of the asset.

Going Concern

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America applicable to a going concern which assume that the Company will realize its assets and discharge its liabilities in the normal course of business. The Company has incurred losses since inception of $1,631,697 to April 30, 2012. This factor creates doubt as to the ability of the Company to continue as a going concern. Realization values may be substantially different from the carrying values as shown in these financial statements should the Company be unable to continue as a going concern. Management is in the process of identifying sources for additional financing for working capital and to fund the ongoing development of the Company's business, and management proposes to develop plans to continue the business as a going concern.

The sole officer and director are involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, such persons may face a conflict in selecting between the Company and their other business interests. The Company has not formulated a policy for the resolution of such conflicts.